Employment costs and provisions - Summary of employment costs and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total employment costs
– Wages and salaries	$ 5,625	$ 5,115	$ 4,699
– Social security costs	470	425	386
– Net post-retirement charge	449	559	554
– Share-based payment charge	144	122	126
Employment costs before utilisation of provisions	6,688	6,221	5,765
Less: charged within movement in provisions (see below)	(52)	(219)	(252)
Total employment costs	$ 6,636	$ 6,002	$ 5,513